Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Composition of Income Tax Expense (Income)	Composition of income tax expense (income)
	Year ended December 31
	2021	2022	2023
Current tax expense	107	845	73
Deferred tax expenses (income)	(5,013)	(581)	(11)
Income tax expense (income)	(4,906)	264	62

Schedule of Movement in Deferred Tax Assets and Liabilities	The movement in deferred tax assets and liabilities is attributable to the following items:
	Intangible assets and inventories	Employee benefits	Carryforward tax losses	Total
Balance of deferred tax asset (liability) as of January 1, 2022	(236)	516	491	771
Deferred tax asset (liability) acquired in business combinations	(2,966)	—	1,968	(998)
Changes recognized in profit or loss	3,073	5	(2,497)	581
Changes recognized in other comprehensive income	96	(373)	38	(239)
Balance of deferred tax asset (liability) as of December 31, 2022	(33)	148	—	115

	Intangible assets and inventories	Employee benefits	Other	Total deferred tax asset (liability)
Balance of deferred tax asset (liability) as of January 1, 2023	(33)	148	—	115
Changes recognized in profit or loss	33	(22)	—	11
Changes recognized in other comprehensive income	—	(126)	(75)	(201)
Balance of net deferred tax asset (liability) as of December 31, 2023	—	—	(75)	(75)